Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer and telecommunications equipment		$ 1,093	$ 993
Leasehold improvements		922	845
Office furniture and equipment		162	148
Buildings and improvements		143	138
Land		17	17
Construction in progress		46	48
Total property and equipment cost		2,383	2,189
Accumulated depreciation and amortization	(1,569)	(1,509)	(1,296)
Total property and equipment, net	$ 835	$ 874	$ 893